Business combinations (Details 2) - BRL (R$) R$ in Thousands	May 23, 2022	Apr. 05, 2022	Mar. 04, 2022	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Indemnification assets recognised as of acquisition date				R$ 81,855	R$ 145,300
Alem Da Medicina [member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents			R$ 298
Trade receivables			1,705
Property, plant and equipment recognised as of acquisition date			266
Property, plant and equipment recognised as of acquisition date			37
Identifiable intangible assets recognised as of acquisition date			20,299
Total			22,605
Trade and other payables recognised as of acquisition date			705
Labor And Social Obligations As Of Acquisition Date			79
Taxes Payable As Of Acquisition Date			1,182
Advances From Customers As Of Acquisition Date			6,185
Other Liabilities As Of Acquisition Date
Total			8,151
Indemnification assets recognised as of acquisition date			14,454
Goodwill recognised as of acquisition date			12,335
Consideration transferred, acquisition-date fair value			26,789
Cash transferred			14,952
Contingent consideration recognised as of acquisition date			11,074
Consideration To Be Transferred			763
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			227
Cash and cash equivalents in subsidiary or businesses acquired or disposed			14,654
Net of cash flow on acquisition			R$ 14,881
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		R$ 3,648
Trade receivables		1,350
Property, plant and equipment recognised as of acquisition date		1
Property, plant and equipment recognised as of acquisition date		43
Identifiable intangible assets recognised as of acquisition date		28,655
Total		33,697
Trade and other payables recognised as of acquisition date		1,703
Labor And Social Obligations As Of Acquisition Date		60
Taxes Payable As Of Acquisition Date		352
Advances From Customers As Of Acquisition Date		3,893
Other Liabilities As Of Acquisition Date
Total		6,008
Indemnification assets recognised as of acquisition date		27,689
Goodwill recognised as of acquisition date		14,324
Consideration transferred, acquisition-date fair value		42,013
Cash transferred		34,924
Contingent consideration recognised as of acquisition date		7,422
Consideration To Be Transferred		(333)
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		274
Cash and cash equivalents in subsidiary or businesses acquired or disposed		31,276
Net of cash flow on acquisition		R$ 31,550
Glic [member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents	R$ 151
Trade receivables	94
Property, plant and equipment recognised as of acquisition date	36
Property, plant and equipment recognised as of acquisition date
Identifiable intangible assets recognised as of acquisition date	15,395
Total	15,676
Trade and other payables recognised as of acquisition date	1
Labor And Social Obligations As Of Acquisition Date
Taxes Payable As Of Acquisition Date	91
Advances From Customers As Of Acquisition Date
Other Liabilities As Of Acquisition Date	574
Total	666
Indemnification assets recognised as of acquisition date	15,010
Goodwill recognised as of acquisition date	15,587
Consideration transferred, acquisition-date fair value	30,597
Cash transferred	21,602
Contingent consideration recognised as of acquisition date	8,995
Consideration To Be Transferred
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	222
Cash and cash equivalents in subsidiary or businesses acquired or disposed	21,451
Net of cash flow on acquisition	R$ 21,673